CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
NET LOSS	$ (1,293)	$ (1,659)	$ (3,193)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	3	61	100
Amortization	5	47	36
Stock-based compensation	1	1	3
Impairment loss on property, plant and equipment		109
Impairment loss on intangible assets		15
Impairment losses on prepaid licensing and royalty fees	0	85	244
Bad debt expense	5	24	23
Loss of lawsuit contingent liabilities		96
Net changes in:
Accounts receivable	89	130	205
Prepaid expenses	25	10	267
Prepaid licensing and royalty fees	(87)	306	(220)
Prepaid pension assets	19	(29)	14
Other assets	(90)	(15)	35
Accounts payable	5	(40)	(210)
Accrued expenses	236	(153)	(1,273)
Other liabilities	(993)	(555)	55
Net cash used in operating activities	(2,075)	(1,567)	(3,914)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of marketable securities	(10,000)
Purchases of property, plant and equipment	(24)	(48)	(66)
Increase in intangible assets	(8)	(14)	(61)
Decrease (increase) in refundable deposits	(9)	(2)	11
Other		(9)	26
Net cash provided used in investing activities	(10,041)	(73)	(90)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net foreign currency exchange differences on cash, cash equivalents and restricted cash	(156)	88	(347)
NET DECREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(12,272)	(1,552)	(4,351)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	58,274	59,826	64,177
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	$ 46,002	58,274	$ 59,826
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Income tax refund during the year		$ (6)